Schedule of Investments
As of February 29, 2024
Sextant Short-Term Bond Fund
February 29, 2024
Part F
1
Continued on next page.
Corporate Bonds - 54.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 $ 300,000 $ 292,955 2.6%
Lowe's 3.125% due 09/15/2024 100,000 98,678 0.9%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 142,812 1.3%
VF 2.400% due 04/23/2025 67,000 64,214 0.6%
598,659 5.4%
Consumer Staples
Costco Wholesale 2.750% due 05/18/2024 385,000 382,668 3.5%
Dollar General 4.150% due 11/01/2025 250,000 244,901 2.2%
Kroger Co 7.700% due 06/01/2029 100,000 110,930 1.0%
Procter & Gamble 2.800% due 03/25/2027 300,000 283,925 2.6%
Walmart 2.850% due 07/08/2024 325,000 322,103 2.9%
1,344,527 12.2%
Financials
Bank of America Corp 3.500% due 04/19/2026 400,000 387,930 3.5%
JPMorgan Chase & Co 3.300% due 04/01/2026 350,000 337,579 3.0%
PayPal Holdings 2.650% due 10/01/2026 300,000 282,884 2.6%
Visa 3.150% due 12/14/2025 350,000 339,253 3.1%
1,347,646 12.2%
Health Care
Biogen 4.050% due 09/15/2025 100,000 97,996 0.9%
Gilead Sciences 3.700% due 04/01/2024 200,000 199,631 1.8%
Johnson & Johnson 2.450% due 03/01/2026 50,000 47,835 0.4%
345,462 3.1%
Information Technology
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 99,901 0.9%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 304,306 2.8%
Technology
Oracle 2.950% due 05/15/2025 325,000 315,176 2.9%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 334,533 3.0%
649,709 5.9%
Telecommunication Services
Verizon Communication 4.016% due 12/03/2029 100,000 94,742 0.9%
Utilities
Edison International 3.550% due 11/15/2024 350,000 344,508 3.2%
Exelon Generation 3.250% due 06/01/2025 250,000 242,786 2.2%
Florida Power & Light 2.850% due 04/01/2025 420,000 409,505 3.7%
United Utilities 6.875% due 08/15/2028 200,000 211,878 1.9%
1,208,677 11.0%
Total Corporate Bonds (Cost $6,180,417) $5,993,629 54.4%
Government Bonds - 42.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government Sponsored
Federal Home Loan Bank 5.450% due 01/08/2025 250,000 249,909 2.3%
Federal Home Loan Bank 5.650% due 12/28/2026 150,000 149,624 1.3%
399,533 3.6%

Schedule of Investments
As of February 29, 2024
Sextant Short-Term Bond Fund
2
February 29, 2024
Part F
Government Bonds - 42.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 03/14/2024 $ 850,000 $ 848,381 7.7%
United States Cash Management Bill –% due 03/21/2024 700,000 697,944 6.4%
United States Cash Management Bill –% due 08/08/2024 500,000 488,605 4.4%
2,034,930 18.5%
United States Treasury Bonds
United States Treasury Bond 1.500% due 02/15/2025 300,000 289,945 2.6%
United States Treasury Notes
United States Treasury Note 2.875% due 04/30/2025 400,000 390,625 3.5%
United States Treasury Note 2.375% due 05/15/2027 350,000 328,877 3.0%
United States Treasury Note 2.000% due 05/31/2024 200,000 198,351 1.8%
United States Treasury Note 2.250% due 10/31/2024 500,000 490,352 4.5%
United States Treasury Note 2.625% due 12/31/2025 600,000 578,367 5.3%
1,986,572 18.1%
Total Government Bonds (Cost $4,790,508) $4,710,980 42.8%
Total investments (Cost $10,970,925) $10,704,609 97.2%
Other assets (net of liabilities) 303,232 2.8%
Total net assets $11,007,841 100.0%

Schedule of Investments
As of February 29, 2024
Sextant Bond Income Fund
February 29, 2024
Part F
3
Continued on next page.
Corporate Bonds - 64.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 $ 300,000 $ 319,691 3.1%
Lowe's 5.800% due 10/15/2036 250,000 256,242 2.5%
575,933 5.6%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 99,787 0.9%
Procter & Gamble 5.500% due 02/01/2034 200,000 212,324 2.1%
Unilever Capital 5.900% due 11/15/2032 200,000 213,052 2.1%
525,163 5.1%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 105,481 1.0%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 237,396 2.3%
Statoil 7.150% due 01/15/2029 224,000 243,950 2.4%
586,827 5.7%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 242,924 2.4%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 229,420 2.3%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 88,340 0.9%
State Street (Quarterly US LIBOR plus 100)
1
6.552% due 06/15/2047 150,000 126,047 1.2%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 208,470 2.0%
895,201 8.8%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 251,064 2.5%
Johnson & Johnson 4.950% due 05/15/2033 226,000 234,428 2.3%
Johnson & Johnson 5.850% due 07/15/2038 50,000 54,940 0.5%
Medtronic 4.375% due 03/15/2035 260,000 245,237 2.4%
Merck & Co. 6.500% due 12/01/2033 215,000 242,308 2.4%
1,027,977 10.1%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 301,527 3.0%
Deere & Co. 8.100% due 05/15/2030 95,000 111,209 1.1%
United Technologies 6.050% due 06/01/2036 250,000 260,151 2.5%
672,887 6.6%
Materials
Praxair 3.550% due 11/07/2042 350,000 281,391 2.8%
Technology
Apple 4.500% due 02/23/2036 350,000 343,905 3.4%
Intel 4.000% due 12/15/2032 360,000 332,163 3.3%
Microsoft 5.300% due 02/08/2041 50,000 53,557 0.5%
Microsoft 4.200% due 11/03/2035 350,000 338,574 3.3%
1,068,199 10.5%
Telecommunication Services
Bellsouth LLC 6.875% due 10/15/2031 200,000 211,190 2.1%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 166,554 1.6%
Entergy Louisiana 5.400% due 11/01/2024 200,000 199,825 2.0%
Florida Power & Light 5.950% due 10/01/2033 100,000 105,433 1.0%

Schedule of Investments
As of February 29, 2024
Sextant Bond Income Fund
4
February 29, 2024
Part F
Corporate Bonds - 64.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 251,767 2.5%
723,579 7.1%
Total Corporate Bonds (Cost $7,439,672) $6,568,347 64.4%
Government Bonds - 27.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 03/14/2024 350,000 349,334 3.4%
United States Cash Management Bill –% due 04/04/2024 200,000 199,001 2.0%
548,335 5.4%
United States Treasury Bonds
United States Treasury Bond 5.250% due 02/15/2029 170,000 177,497 1.7%
United States Treasury Bond 5.375% due 02/15/2031 400,000 428,047 4.2%
United States Treasury Bond 6.250% due 05/15/2030 75,000 82,937 0.8%
United States Treasury Bond 4.250% due 05/15/2039 770,000 761,337 7.5%
United States Treasury Bond 6.125% due 08/15/2029 225,000 244,195 2.4%
United States Treasury Bond 3.125% due 11/15/2041 145,000 120,639 1.2%
United States Treasury Bond 3.375% due 11/15/2048 560,000 464,713 4.5%
2,279,365 22.3%
Total Government Bonds (Cost $3,466,522) $2,827,700 27.7%
Total investments (Cost $10,906,194) $9,396,047 92.1%
Other assets (net of liabilities) 810,374 7.9%
Total net assets $10,206,421 100.0%
1
Variable rate security. The interest rate represents the rate in effect at February 29, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of February 29, 2024
Sextant Core Fund
February 29, 2024
Part F
5
Continued on next page.
Common Stock - 57.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
2
2,500 $ 346,150 United States 1.4%
Consumer Discretionary
Automotive Retailers
AutoZone
2
60 180,361 United States 0.8%
O'Reilly Automotive
2
160 173,987 United States 0.7%
354,348 1.5%
Home Products Stores
Floor & Decor Holdings
2
1,900 230,128 United States 0.9%
Lowe's 1,100 264,737 United States 1.1%
494,865 2.0%
Specialty Apparel Stores
Lululemon Athletica
2
550 256,900 United States 1.0%
Ross Stores 1,750 260,680 United States 1.1%
TJX Companies 2,700 267,678 United States 1.1%
785,258 3.2%
1,634,471 6.7%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
3,000 126,930 United States 0.5%
Beverages
PepsiCo 385 63,656 United States 0.3%
Household Products
Procter & Gamble 1,450 230,463 United States 0.9%
Packaged Food
Danone ADR 23,000 293,480 France 1.2%
General Mills 5,300 340,154 United States 1.4%
Nestle ADR 1,000 103,970 Switzerland 0.5%
737,604 3.1%
1,158,653 4.8%
Energy
Exploration & Production
ConocoPhillips 2,000 225,080 United States 0.9%
Refining & Marketing
Phillips 66 1,100 156,761 United States 0.7%
Renewable Energy Equipment
Enphase Energy 1,500 190,515 United States 0.8%
572,356 2.4%
Financials
Consumer Finance
Mastercard , Class A 500 237,380 United States 1.0%
Visa 900 254,376 United States 1.0%
491,756 2.0%
Institutional Brokerage
Virtu Financial 11,000 198,550 United States 0.8%
P&C Insurance
Chubb 810 203,853 Switzerland 0.9%
894,159 3.7%

Schedule of Investments
As of February 29, 2024
Sextant Core Fund
6
February 29, 2024
Part F
Continued on next page.
Common Stock - 57.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Health Care
Health Care Services
GE Healthcare Technologies 1,400 $ 127,792 United States 0.5%
Large Pharma
AstraZeneca ADR 4,000 256,640 United Kingdom 1.0%
GlaxoSmithKline ADR 7,500 314,250 United Kingdom 1.3%
Johnson & Johnson 384 61,970 United States 0.3%
Novo Nordisk ADR 5,000 598,850 Denmark 2.5%
1,231,710 5.1%
Managed Care
UnitedHealth Group 415 204,844 United States 0.8%
Medical Devices
Abbott Laboratories 1,300 154,232 United States 0.6%
Boston Scientific
2
1,250 82,762 United States 0.4%
236,994 1.0%
1,801,340 7.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 1,200 238,476 United States 1.0%
Johnson Controls International 5,350 317,095 United States 1.3%
NIBE Industrier AB Class B 25,000 139,807 Sweden 0.6%
695,378 2.9%
Electrical Power Equipment
Eaton 2,000 578,000 United States 2.4%
Flow Control Equipment
Parker Hannifin 500 267,725 United States 1.1%
Industrial Distribution & Rental
Fastenal 2,800 204,428 United States 0.8%
Industrial Machinery
Illinois Tool Works 525 137,629 United States 0.6%
Rail Freight
Canadian National Railway 2,000 259,380 Canada 1.1%
Canadian Pacific Kansas City 2,568 218,305 Canada 0.9%
477,685 2.0%
Waste Management
Republic Services 950 174,420 United States 0.7%
2,535,265 10.5%
Materials
Agricultural Chemicals
Corteva 5,000 267,600 United States 1.1%
Base Metals
Mineral Resources 4,000 173,885 Australia 0.7%
Basic & Diversified Chemicals
Linde 560 251,339 Ireland 1.1%
Precious Metal Mining
Agnico-Eagle Mines 6,150 295,569 Canada 1.2%
988,393 4.1%
Technology
Application Software
SAP ADR 2,100 394,527 Germany 1.6%

Schedule of Investments
As of February 29, 2024
Sextant Core Fund
February 29, 2024
Part F
7
Continued on next page.
Common Stock - 57.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Communications Equipment
Apple 1,900 $ 343,425 United States 1.4%
Motorola Solutions 1,025 338,650 United States 1.4%
682,075 2.8%
Consumer Electronics
Sony ADR 1,000 85,810 Japan 0.4%
Information Services
Wolters Kluwer NV 2,000 315,700 Netherlands 1.3%
Infrastructure Software
Microsoft 1,200 496,368 United States 2.1%
Oracle 3,100 346,208 United States 1.4%
842,576 3.5%
IT Services
CGI 1,300 149,305 Canada 0.6%
Semiconductor Devices
Broadcom 145 188,571 Singapore 0.8%
Infineon Technologies ADR 3,275 118,195 Germany 0.5%
Micron Technology 1,550 140,445 United States 0.6%
NVIDIA 150 118,668 United States 0.5%
NXP Semiconductors 950 237,244 Netherlands 1.0%
Qualcomm 100 15,779 United States 0.0%
3
818,902 3.4%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 1,300 167,271 Taiwan 0.7%
3,456,166 14.3%
Utilities
Integrated Utilities
Dominion Energy 6,750 322,852 United States 1.3%
NextEra Energy 5,425 299,406 United States 1.3%
622,258 2.6%
Total Common Stock (Cost $9,071,326) $14,009,211 57.9%
Government Bonds - 20.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 03/21/2024 $ 3,200,000 3,190,601 United States 13.2%
United States Treasury Bonds
United States Treasury Bond 4.500% due 02/15/2036 137,000 141,688 United States 0.6%
United States Treasury Bond 3.625% due 02/15/2044 155,000 136,170 United States 0.5%
277,858 1.1%
United States Treasury Notes
United States Treasury Note 1.125% due 01/15/2025 400,000 386,609 United States 1.6%
United States Treasury Note 2.000% due 05/31/2024 1,080,000 1,071,099 United States 4.4%
1,457,708 6.0%
Total Government Bonds (Cost $4,986,636) $4,926,167 20.3%
Corporate Bonds - 20.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 161,753 United States 0.7%

Schedule of Investments
As of February 29, 2024
Sextant Core Fund
8
February 29, 2024
Part F
Corporate Bonds - 20.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Comcast 5.650% due 06/15/2035 $ 500,000 $ 513,657 United States 2.1%
675,410 2.8%
Consumer Discretionary
Expedia Group 5.000% due 02/15/2026 250,000 248,228 United States 1.0%
Lowe's 4.250% due 09/15/2044 250,000 196,908 United States 0.8%
Stanford University 4.013% due 05/01/2042 100,000 87,725 United States 0.4%
532,861 2.2%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 217,911 United States 0.9%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 292,911 United States 1.2%
Welltower 4.250% due 04/15/2028 350,000 338,468 United States 1.4%
631,379 2.6%
Health Care
Cardinal Health 3.500% due 11/15/2024 155,000 152,650 United States 0.7%
Gilead Sciences 3.700% due 04/01/2024 250,000 249,539 United States 1.0%
402,189 1.7%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 163,232 United States 0.7%
CSX 4.650% due 03/01/2068 300,000 257,819 United States 1.0%
FedEx 3.900% due 02/01/2035 250,000 220,505 United States 0.9%
Legrand France Yankee 8.500% due 02/15/2025 170,000 174,349 France 0.7%
Union Pacific 3.375% due 02/01/2035 250,000 212,848 United States 0.9%
1,028,753 4.2%
Technology
Oracle 2.950% due 04/01/2030 500,000 443,120 United States 1.8%
Qualcomm 3.250% due 05/20/2027 220,000 209,716 United States 0.9%
652,836 2.7%
Utilities
Edison International 3.550% due 11/15/2024 250,000 246,078 United States 1.0%
Pacificorp 6.000% due 01/15/2039 500,000 513,811 United States 2.1%
759,889 3.1%
Total Corporate Bonds (Cost $5,314,760) $4,901,228 20.2%
Municipals Bonds - 0.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 104,816 United States 0.4%
Total Municipals Bonds (Cost $117,500) $104,816 0.4%
Total investments (Cost $19,490,222) $23,941,422 98.8%
Other assets (net of liabilities) 287,334 1.2%
Total net assets $24,228,755 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 29, 2024
Sextant Global High Income Fund
February 29, 2024
Part F
9
Continued on next page.
Common Stock - 47.5% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Orange ADR 20,000 $ 230,000 France 2.4%
SK Telecom ADR 11,000 240,900 South Korea 2.6%
Telenor ASA 20,000 219,213 Norway 2.3%
Verizon Communications 6,000 240,120 United States 2.6%
930,233 9.9%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 203,955 Germany 2.2%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 167,620 Australia 1.8%
Integrated Oils
Shell ADR 3,800 238,754 Netherlands 2.5%
406,374 4.3%
Financials
Banks
ANZ Group Holdings ADR 15,000 279,900 Australia 3.0%
Skandinaviska Enskilda Banken, Cl A 25,000 372,499 Sweden 4.0%
652,399 7.0%
Institutional Brokerage
Virtu Financial 7,500 135,375 United States 1.4%
787,774 8.4%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 272,350 United Kingdom 2.9%
Novartis ADR 2,500 252,425 Switzerland 2.7%
Sandoz Group AG-ADR 500 15,535 Switzerland 0.1%
540,310 5.7%
Materials
Base Metals
Norsk Hydro ASA 35,000 180,020 Norway 1.9%
South32 ADR 19,000 181,640 Australia 1.9%
Southern Copper 5,000 404,300 Peru 4.3%
765,960 8.1%
Steel Raw Material Suppliers
BHP Biliton ADR 5,500 315,370 Australia 3.4%
1,081,330 11.5%
Technology
Communications Equipment
Cisco Systems 5,000 241,850 United States 2.5%
Consumer Electronics
Nintendo 5,000 279,868 Japan 3.0%
521,718 5.5%
Total Common Stock (Cost $4,168,483) $4,471,694 47.5%
Corporate Bonds - 31.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 224,879 United States 2.4%

Schedule of Investments
As of February 29, 2024
Sextant Global High Income Fund
10
February 29, 2024
Part F
Continued on next page.
Corporate Bonds - 31.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 245,879 United States 2.6%
470,758 5.0%
Consumer Discretionary
Delta Air Lines 3.750% due 10/28/2029 250,000 227,232 United States 2.4%
Ford Motor 6.375% due 02/01/2029 220,000 223,025 United States 2.4%
MDC Holdings 3.850% due 01/15/2030 200,000 184,173 United States 2.0%
YUM! Brands 3.625% due 03/15/2031 295,000 259,430 United States 2.7%
893,860 9.5%
Consumer Staples
Grupo Bimbo
2
4.875% due 06/27/2044 200,000 177,195 Mexico 1.9%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 50,566 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 79,353 Brazil 0.9%
129,919 1.4%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
3
7.628% due 04/20/2067 250,000 183,938 United States 2.0%
Health Care
Novartis Capital 3.400% due 05/06/2024 250,000 249,038 Switzerland 2.6%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 194,533 United States 2.1%
CSX 4.650% due 03/01/2068 250,000 214,849 United States 2.3%
Norfolk Southern 5.100% due 08/01/2118 275,000 238,661 United States 2.5%
648,043 6.9%
Utilities
Edison International 3.550% due 11/15/2024 250,000 246,077 United States 2.6%
Total Corporate Bonds (Cost $3,347,115) $2,998,828 31.9%
Government Bonds - 12.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Bonds
Colombia Republic 8.375% due 02/15/2027 125,000 124,017 Colombia 1.3%
Republic of Argentina 1.000% due 07/09/2029 9,276 4,294 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 94,503 Argentina 1.0%
222,814 2.4%
United States Treasury Notes
United States Treasury Note 2.000% due 05/31/2024 1,000,000 991,758 United States 10.5%
Total Government Bonds (Cost $1,354,821) $1,214,572 12.9%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,203 United States 0.5%
Total Municipals Bonds (Cost $50,000) $49,203 0.5%
Total investments (Cost $8,920,419) $8,734,297 92.8%
Other assets (net of liabilities) 677,537 7.2%
Total net assets $9,411,834 100.0%

Schedule of Investments
As of February 29, 2024
Sextant Global High Income Fund
February 29, 2024
Part F
11
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 29, 2024, the aggregate value of these securities was $177,195 representing 1.9% of total net assets.
3
Variable rate security. The interest rate represents the rate in effect at February 29, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates
EUR : Euro Dollar
JPY : Japan Yen
NOK : Norway Krone
SEK : Sweden Krona
USD : United States Dollar

Schedule of Investments
As of February 29, 2024
Sextant Growth Fund
12
February 29, 2024
Part F
Continued on next page.
Common Stock - 99.2% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
31,680 $ 4,386,413 6.5%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike, Class B 10,276 1,067,984 1.6%
Automotive Retailers
O'Reilly Automotive
1
1,300 1,413,646 2.1%
E-Commerce Discretionary
Amazon.com
1
26,980 4,768,985 7.1%
Home Products Stores
Lowe's 11,200 2,695,504 4.0%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 1,401,270 2.0%
TJX Companies 19,000 1,883,660 2.8%
3,284,930 4.8%
13,231,049 19.6%
Consumer Staples
Beverages
Monster Beverage 32,200 1,903,020 2.8%
Mass Merchants
Costco Wholesale 3,509 2,610,310 3.9%
4,513,330 6.7%
Financials
Consumer Finance
Mastercard, Class A 6,631 3,148,133 4.7%
Health Care
Managed Care
Elevance Health 2,250 1,127,813 1.7%
Medical Devices
Abbott Laboratories 15,849 1,880,325 2.8%
Boston Scientific
1
22,000 1,456,620 2.2%
Edwards Lifesciences
1
10,500 891,135 1.3%
Stryker 3,000 1,047,210 1.5%
5,275,290 7.8%
Specialty Pharma
Zoetis 6,000 1,189,980 1.8%
7,593,083 11.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 3,750 745,237 1.1%
Johnson Controls International 22,500 1,333,575 2.0%
2,078,812 3.1%
Industrial Distribution & Rental
Ferguson 3,750 792,938 1.1%
2,871,750 4.2%

Schedule of Investments
As of February 29, 2024
Sextant Growth Fund
February 29, 2024
Part F
13
Common Stock - 99.2% Number of Shares Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 27,500 $ 1,471,800 2.2%
Technology
Application Software
Adobe
1
4,450 2,493,246 3.7%
Communications Equipment
Apple 31,100 5,621,325 8.3%
Motorola Solutions 6,000 1,982,340 3.0%
7,603,665 11.3%
Infrastructure Software
Microsoft 18,170 7,515,839 11.1%
Oracle 17,500 1,954,400 2.9%
ServiceNow
1
1,900 1,465,546 2.2%
10,935,785 16.2%
Semiconductor Devices
Advanced Micro Devices
1
9,500 1,829,035 2.7%
Broadcom 1,275 1,658,125 2.5%
Monolithic Power Systems 1,100 792,044 1.2%
NVIDIA 3,500 2,768,920 4.1%
Qualcomm 4,400 694,276 1.0%
Texas Instruments 5,100 853,383 1.3%
8,595,783 12.8%
29,628,479 44.0%
Total investments (Cost $24,089,382) $66,844,037 99.2%
Other assets (net of liabilities) 572,530 0.8%
Total net assets $67,416,568 100.0%
1
Non-income producing

Schedule of Investments
As of February 29, 2024
Sextant International Fund
14
February 29, 2024
Part F
Continued on next page.
Common Stock - 98.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Telus 30,000 $ 523,200 Canada 0.7%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 1,503,275 France 2.0%
E-Commerce Discretionary
MercadoLibre
2
2,990 4,769,947 Argentina 6.4%
Specialty Apparel Stores
Lululemon Athletica
2
3,500 1,634,815 United States 2.2%
7,908,037 10.6%
Consumer Staples
Household Products
L'Oreal 3,400 1,626,098 France 2.2%
Packaged Food
Danone 15,000 958,362 France 1.3%
2,584,460 3.5%
Health Care
Health Care Supplies
Alcon 24,550 2,075,703 Switzerland 2.8%
Large Pharma
AstraZeneca ADR 17,000 1,090,720 United Kingdom 1.5%
Novartis ADR 9,800 989,506 Switzerland 1.3%
Novo Nordisk ADR 57,150 6,844,855 Denmark 9.1%
8,925,081 11.9%
Medical Equipment
Siemens Healthineers AG
2
18,850 1,132,719 Germany 1.5%
12,133,503 16.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,469,875 Sweden 2.0%
Electrical Power Equipment
Eaton 6,875 1,986,875 United States 2.6%
Schneider Electric SE 5,800 1,319,937 France 1.8%
3,306,812 4.4%
Industrial Distribution & Rental
Ferguson 12,585 2,661,098 United States 3.6%
Rail Freight
Canadian National Railway 10,000 1,296,900 Canada 1.7%
8,734,685 11.7%
Information Technology
Application Software
OpenText 37,050 1,426,054 Canada 1.9%
Materials
Basic & Diversified Chemicals
Linde 5,500 2,468,510 Ireland 3.3%

Schedule of Investments
As of February 29, 2024
Sextant International Fund
February 29, 2024
Part F
15
Common Stock - 98.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Specialty Chemicals
Givaudan ( reg ) 200 $ 842,810 Switzerland 1.1%
Steel Raw Material Suppliers
BHP Biliton ADR 17,000 974,780 Australia 1.3%
Rio Tinto ADR 32,800 2,116,584 United Kingdom 2.9%
3,091,364 4.2%
6,402,684 8.6%
Technology
Application Software
Dassault Systemes ADR 78,215 3,674,541 France 4.9%
NICE Systems ADR 15,250 3,738,537 Israel 5.0%
SAP ADR 12,100 2,273,227 Germany 3.0%
9,686,305 12.9%
Consumer Electronics
Nintendo 38,400 2,149,387 Japan 2.9%
Sony ADR 11,600 995,396 Japan 1.3%
3,144,783 4.2%
Information Services
Experian 33,000 1,416,202 United States 1.9%
Wolters Kluwer 31,000 4,901,613 Netherlands 6.5%
6,317,815 8.4%
IT Services
Accenture, Class A 7,600 2,848,328 Ireland 3.8%
Semiconductor Devices
Infineon Technologies AG 31,000 1,114,459 Germany 1.5%
STMicroelectronics ADR 34,400 1,569,328 Switzerland 2.1%
2,683,787 3.6%
Semiconductor Manufacturing
ASML Holding NY 5,475 5,210,448 Netherlands 7.0%
Taiwan Semiconductor ADR 20,450 2,631,302 Taiwan 3.5%
7,841,750 10.5%
32,522,768 43.4%
Utilities
Power Generation
Iberdrola 104,317 1,199,589 Spain 1.6%
Total investments (Cost $35,373,853) $73,434,980 98.2%
Other assets (net of liabilities) 1,369,703 1.8%
Total net assets $74,804,684 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 29, 2024
Sustainable Equity Fund
February 29, 2024
Part F
1
Continued on next page.
Common Stock - 92.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 570,915 United States 2.4%
Lowe's 2,400 577,608 United States 2.4%
Tractor Supply 2,500 635,800 United States 2.6%
1,784,323 7.4%
Other Commercial Services
Ecolab 1,500 337,260 United States 1.4%
Restaurants
Starbucks 3,213 304,914 United States 1.3%
Specialty Apparel Stores
Lululemon Athletica
2
900 420,381 United States 1.7%
TJX Companies 5,000 495,700 United States 2.1%
916,081 3.8%
3,342,578 13.9%
Consumer Staples
Household Products
Haleon ADR
2
11,500 98,440 United Kingdom 0.4%
Kenvue 4,289 81,491 United States 0.4%
L'Oreal ADR 5,400 516,888 France 2.2%
Reckitt Benckiser Group ADR 16,700 210,253 United Kingdom 0.9%
Unicharm ADR 40,500 270,135 Japan 1.1%
Unilever ADR 6,600 323,202 United Kingdom 1.3%
1,500,409 6.3%
Packaged Food
Danone ADR 31,200 398,112 France 1.7%
1,898,521 8.0%
Financials
Consumer Finance
Mastercard , Class A 860 408,293 United States 1.7%
Paypal 2,900 174,986 United States 0.7%
583,279 2.4%
Life Insurance
Aviva ADR 45,600 520,296 United Kingdom 2.2%
P&C Insurance
Chubb 2,000 503,340 Switzerland 2.1%
1,606,915 6.7%
Health Care
Biotech
BioNTech SE 800 71,168 Germany 0.3%
Large Pharma
Eli Lilly 900 678,312 United States 2.8%
GlaxoSmithKline ADR 9,200 385,480 United Kingdom 1.6%
Novartis ADR 4,300 434,171 Switzerland 1.8%
Novo Nordisk ADR 10,200 1,221,654 Denmark 5.1%
Roche Holding ADR 9,000 294,570 Switzerland 1.2%
Sandoz Group AG-ADR
2
860 26,720 Switzerland 0.1%
3,040,907 12.6%
3,112,075 12.9%

Schedule of Investments
As of February 29, 2024
Sustainable Equity Fund
2
February 29, 2024
Part F
Continued on next page.
Common Stock - 92.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 $ 631,455 Sweden 2.7%
Legrand 6,200 628,726 France 2.6%
1,260,181 5.3%
Electrical Components
TE Connectivity 3,200 459,392 Switzerland 1.9%
Electrical Power Equipment
Schneider Electric ADR 17,100 777,366 France 3.2%
Siemens ADR 5,300 523,958 Germany 2.2%
1,301,324 5.4%
Industrial Distribution & Rental
Ferguson 2,500 528,625 United States 2.2%
3,549,522 14.8%
Materials
Agricultural Chemicals
Corteva 3,000 160,560 United States 0.7%
Technology
Application Software
Adobe
2
1,000 560,280 United States 2.3%
Dassault Systemes ADR 9,100 427,518 France 1.8%
987,798 4.1%
Communications Equipment
Apple 3,028 547,311 United States 2.3%
Consumer Electronics
Nintendo ADR 56,625 787,654 Japan 3.3%
Sony ADR 4,000 343,240 Japan 1.4%
1,130,894 4.7%
Electronics Components
Murata Manufacturing 12,000 242,228 Japan 1.0%
Information Services
Wolters Kluwer 5,000 790,582 Netherlands 3.3%
Infrastructure Software
Microsoft 1,438 594,814 United States 2.5%
ServiceNow
2
650 501,371 United States 2.1%
1,096,185 4.6%
IT Services
Accenture, Class A 1,600 599,648 Ireland 2.5%
CGI Group Class A
2
6,000 688,885 Canada 2.9%
1,288,533 5.4%
Semiconductor Devices
NVIDIA 1,000 791,120 United States 3.3%
NXP Semiconductors 1,960 489,471 Netherlands 2.0%
STMicroelectronics ADR 9,000 410,580 Switzerland 1.7%
1,691,171 7.0%

Schedule of Investments
As of February 29, 2024
Sustainable Equity Fund
February 29, 2024
Part F
3
Common Stock - 92.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Semiconductor Manufacturing
Taiwan Semiconductor ADR 5,325 $ 685,168 Taiwan 2.8%
8,459,870 35.2%
Total investments (Cost $14,859,442) $22,130,041 92.2%
Other assets (net of liabilities) 1,871,481 7.8%
Total net assets $24,001,523 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 29, 2024
Sustainable Bond Fund
4
February 29, 2024
Part F
Continued on next page.
Corporate Bonds - 65.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Italia
2
5.303% due 05/30/2024 $ 500,000 $ 498,093 Italy 1.6%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 1,200,000 1,132,763 United States 3.6%
Consumer Staples
Coty
3
4.750% due 04/15/2026 EUR 750,000 806,479 United States 2.6%
Coty
2
5.000% due 04/15/2026 131,000 128,380 United States 0.4%
MAF Global Securities
3,4,5
7.875% due PERP 1,200,000 1,244,976 United Arab Emirates 4.0%
2,179,835 7.0%
Financials
Aust & NZ Banking Group
2
4.500% due 03/19/2024 500,000 499,706 Australia 1.6%
AXA
3,6
5.125% due 01/17/2027 750,000 737,813 France 2.4%
Canadian Imperial Bank
7
4.375% due 10/28/2080 CAD 2,100,000 1,475,236 Canada 4.7%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
8
4.731% due 12/23/2026 AUD 850,000 548,081 Australia 1.7%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 505,585 Korea 1.6%
First Abu Dhabi Bank PJSC
3
5.125% due 10/13/2027 1,250,000 1,251,672 United Arab Emirates 4.0%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 829,727 United States 2.6%
MAF Sukuk
3
4.638% due 05/14/2029 800,000 776,000 United Arab Emirates 2.5%
Munich RE
3,9
1.000% due 05/26/2042 EUR 1,400,000 1,174,485 Germany 3.8%
Prologis 1.250% due 10/15/2030 500,000 396,702 United States 1.3%
State Street (Quarterly US LIBOR plus 100)
8
6.552% due 06/15/2047 500,000 420,155 United States 1.3%
Toronto-Dominion Bank
3
1.128% due 12/09/2025 CAD 500,000 346,524 Canada 1.1%
Women's Livelihood Bond Asset II B
2
3.950% due 12/10/2024 600,000 566,991 Singapore 1.8%
Women's Livelihood Bond Asset II C
2
3.900% due 12/23/2025 500,000 465,821 Singapore 1.5%
9,994,498 31.9%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,010,757 Netherlands 3.2%
Novartis Capital 3.000% due 11/20/2025 250,000 242,189 Switzerland 0.8%
Roche
2
2.625% due 05/15/2026 200,000 190,418 Switzerland 0.6%
1,443,364 4.6%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
3,8
10.260% due 01/21/2025 NOK 6,000,000 584,674 Norway 1.9%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036 300,000 317,307 Finland 1.0%
Stora Enso OYJ
2
7.250% due 04/15/2036 200,000 211,538 Finland 0.7%
528,845 1.7%
Technology
Koninklijke KPN 8.375% due 10/01/2030 250,000 290,841 Netherlands 0.9%
Microsoft 5.300% due 02/08/2041 500,000 535,568 United States 1.7%
Nokia OYJ
3
2.375% due 05/15/2025 EUR 1,000,000 1,057,597 Finland 3.4%
RELX 4.000% due 03/18/2029 400,000 381,736 United Kingdom 1.2%
2,265,742 7.2%
Utilities
Tabreed Sukuk
3
5.500% due 10/31/2025 250,000 250,385 United Arab Emirates 0.8%
United Utilities 6.875% due 08/15/2028 1,400,000 1,483,142 United Kingdom 4.7%
1,733,527 5.5%
Total Corporate Bonds (Cost $21,092,725) $20,361,341 65.0%

Schedule of Investments
As of February 29, 2024
Sustainable Bond Fund
February 29, 2024
Part F
5
Continued on next page.
Government Bonds - 29.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government Bonds
Asian Development Bank 6.000% due 02/05/2026 BRL $ 7,500,000 $ 1,436,936 Philippines 4.6%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 2,000,000 388,888 United Kingdom 1.2%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 25,000,000 1,429,808 United States 4.6%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 15,000,000 794,344 Germany 2.5%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,384,968 United States 4.4%
Ontario 2.650% due 02/05/2025 CAD 500,000 361,642 Canada 1.2%
Perusahaan Penerbit SBSN
3
3.550% due 06/09/2051 500,000 366,935 Indonesia 1.2%
Queensland Treasury
3
2.500% due 03/06/2029 AUD 750,000 452,407 Australia 1.4%
Republic of Chile 4.340% due 03/07/2042 500,000 432,017 Chile 1.4%
United Kingdom Gilt
3
0.875% due 07/31/2033 GBP 250,000 236,889 United Kingdom 0.8%
7,284,834 23.3%
Government Sponsored
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 398,557 United States 1.3%
United States Cash Management Bills
United States Cash Management Bill –% due 03/14/2024 750,000 748,572 United States 2.4%
United States Treasury Notes
United States Treasury Note 3.250% due 05/15/2042 750,000 630,381 United States 2.0%
Total Government Bonds (Cost $8,941,820) $9,062,344 29.0%
Municipals Bonds - 2.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
New York City NY Hsg Dev Corp
8,10
3.300% due 05/01/2062 500,000 500,000 United States 1.6%
New York City NY Hsg Dev Corp
8,10
3.300% due 05/01/2062 250,000 250,000 United States 0.8%
Total Municipals Bonds (Cost $750,000) $750,000 2.4%
Total investments (Cost $30,784,545) $30,173,685 96.4%
Other assets (net of liabilities) 1,130,844 3.6%
Total net assets $31,304,529 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At February 29, 2024, the aggregate value of these securities was $2,560,947 representing 8.2% of total net assets.
3
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 29, 2024, the aggregate value of these securities was $9,604,143 representing 30.9% of total net assets.
4
Security is perpetual in nature with no stated maturity date.
5
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
6
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at February 29, 2024.
7
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at February 29, 2024.
8
Variable rate security. The interest rate represents the rate in effect at February 29, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
9
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at February 29, 2024.
10
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
BBSW: Bank Bill Swap Rates
LIBOR: London Interbank Offered Rates
NIBOR: Nigerian Interbank Offered Rates
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar

Schedule of Investments
As of February 29, 2024
Sustainable Bond Fund
6
February 29, 2024
Part F
COP : Colombia Peso
EUR : Euro Dollar
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
USD : United States Dollar

Notes To Financial Statements
February 29, 2024
Part F
7
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 29,
2024 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of February 29, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $5,993,629 $– $5,993,629
Government Bonds
1
$– $4,710,980 $– $4,710,980
Total Assets $– $10,704,609 $– $10,704,609
Bond Income Fund
Corporate Bonds
1
$– $6,568,347 $– $6,568,347
Government Bonds
1
$– $2,827,700 $– $2,827,700
Total Assets $– $9,396,047 $– $9,396,047
Core Fund

Notes To Financial Statements
(continued)
8
February 29, 2024
Part F
Common Stock
Communications $346,150 $– $– $346,150
Consumer Discretionary $1,634,471 $– $– $1,634,471
Consumer Staples $1,158,653 $– $– $1,158,653
Energy $572,356 $– $– $572,356
Financials $894,159 $– $– $894,159
Health Care $1,801,340 $– $– $1,801,340
Industrials $2,395,458 $139,807 $– $2,535,265
Materials $814,508 $173,885 $– $988,393
Technology $3,456,166 $– $– $3,456,166
Utilities $622,258 $– $– $622,258
Total Common Stock $13,695,519 $313,692 $– $14,009,211
Corporate Bonds
1
$– $4,901,228 $– $4,901,228
Government Bonds
1
$– $4,926,167 $– $4,926,167
Municipals Bonds
1
$– $104,816 $– $104,816
Total Assets $13,695,519 $10,245,903 $– $23,941,422
Global High Income Fund
Common Stock
Communications $711,020 $219,213 $– $930,233
Consumer Discretionary $– $203,955 $– $203,955
Energy $406,374 $– $– $406,374
Financials $415,275 $372,499 $– $787,774
Health Care $524,775 $15,535 $– $540,310
Materials $901,310 $180,020 $– $1,081,330
Technology $241,850 $279,868 $– $521,718
Total Common Stock $3,200,604 $1,271,090 $– $4,471,694
Corporate Bonds
1
$– $2,998,828 $– $2,998,828
Government Bonds
1
$– $1,214,572 $– $1,214,572
Municipals Bonds
1
$– $49,203 $– $49,203
Total Assets $3,200,604 $5,533,693 $– $8,734,297
Growth Fund
Common Stock
1
$66,844,037 $– $– $66,844,037
Total Assets $66,844,037 $– $– $66,844,037
International Fund
Common Stock
Communications $– $523,200 $– $523,200
Consumer Discretionary $6,404,762 $1,503,275 $– $7,908,037
Consumer Staples $– $2,584,460 $– $2,584,460
Health Care $8,925,081 $3,208,422 $– $12,133,503
Industrials $– $8,734,685 $– $8,734,685
Information Technology $– $1,426,054 $– $1,426,054
Materials $3,091,364 $3,311,320 $– $6,402,684
Technology $20,092,779 $12,429,989 $– $32,522,768
Utilities $– $1,199,589 $– $1,199,589
Total Common Stock $38,513,986 $34,920,994 $– $73,434,980
Total Assets $38,513,986 $34,920,994 $– $73,434,980
Sustainable Equity Fund
Common Stock
Consumer Discretionary $3,342,578 $– $– $3,342,578
Consumer Staples $1,898,521 $– $– $1,898,521
Financials $1,606,915 $– $– $1,606,915
Health Care $3,112,075 $– $– $3,112,075
Industrials $2,920,796 $628,726 $– $3,549,522
Materials $160,560 $– $– $160,560
Technology $6,827,412 $1,632,458 $– $8,459,870
Total Common Stock $19,868,857 $2,261,184 $– $22,130,041
Total Assets $19,868,857 $2,261,184 $– $22,130,041
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
February 29, 2024
Part F
9
Sustainable Bond Fund
Corporate Bonds
1
$– $20,813,748 $– $20,813,748
Government Bonds
1
$– $8,609,937 $– $8,609,937
Municipals Bonds
1
$– $750,000 $– $750,000
Total Assets $– $30,173,685 $– $30,173,685
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)